Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lease term option to extend term	5 years
Lease term option to terminate term	1 year
Weighted-average discount rate	11.00%	9.00%
Weighted-average remaining lease term	7 years	8 years
Operating lease costs	$ 9,991	$ 9,375	$ 8,899
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	16 years